Line of Credit and Notes Payable - Loan Conversions (Details) - USD ($)	Jun. 24, 2024	Nov. 21, 2023	Nov. 01, 2023
iDoc
Line of Credit and Notes Payable
Shares to sponsor debt settlement (shares)	12,846
iDoc | Conversion SPA | Sponsor Affiliate | Munro Trust
Line of Credit and Notes Payable
Aggregate amount of debt convertible			$ 300,000
Shares to sponsor debt settlement (shares)			300
iDoc | Conversion SPA | Sponsor Affiliate | Tidewater
Line of Credit and Notes Payable
Aggregate amount of debt convertible		$ 585,000
Shares to sponsor debt settlement (shares)		292,500
iDoc | Amended and Restated Conversion SPAs | Bridge Investor
Line of Credit and Notes Payable
Aggregate amount of debt convertible		$ 600,000
Shares to sponsor debt settlement (shares)		300,000
VSee Lab | Conversion SPA | Sponsor Affiliate | Whacky
Line of Credit and Notes Payable
Aggregate amount of debt convertible		$ 220,000
Shares to sponsor debt settlement (shares)		220
VSee Lab | Conversion SPA | Bridge Investor
Line of Credit and Notes Payable
Aggregate amount of debt convertible		$ 600,000
Shares to sponsor debt settlement (shares)		300,000